TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Loss before income taxes	¥ (56,371)	$ (453,779)	¥ (3,159,120)	¥ (1,619,152)
Income tax benefit computed at PRC statutory income tax rate of 25%	14,093	113,445	789,780	404,788
Additional deduction for R&D expenses		602	4,192
Non-deductible share-based compensation expenses		(5,469)	(38,071)
Non-deductible expenses	(3,239)	(6,269)	(43,651)	(14,678)
Change of valuation allowance	¥ (10,854)	(76,909)	(535,424)	(390,800)
Effect of preferential tax rate		(26,043)	(181,304)
Effect of International tax rates		444	3,091	¥ 690
Income tax expense		$ (199)	¥ (1,387)